ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4%
	ASSET MANAGEMENT - 1.1%
2,886	Ameriprise Financial, Inc.	$ 1,116,391

	BIOTECH & PHARMA - 2.4%
1,731	Eli Lilly and Company	1,117,551
2,576	Vertex Pharmaceuticals, Inc.(a)	1,116,387
		2,233,938
	DATA CENTER REIT - 1.2%
1,353	Equinix, Inc.	1,122,679

	ENGINEERING & CONSTRUCTION - 1.1%
5,356	Quanta Services, Inc.	1,039,332

	HEALTH CARE FACILITIES & SERVICES - 1.2%
10,498	Cardinal Health, Inc.	1,146,277

	INSURANCE - 1.2%
4,754	Arthur J Gallagher & Company	1,103,689

	INTERNET MEDIA & SERVICES - 1.2%
2,945	Meta Platforms, Inc., Class A(a)	1,148,962

	RETAIL - CONSUMER STAPLES - 1.2%
1,623	Costco Wholesale Corporation	1,127,790

	SEMICONDUCTORS - 1.3%
2,011	NVIDIA Corporation	1,237,308

	TECHNOLOGY HARDWARE - 1.2%
4,362	Arista Networks, Inc.(a)	1,128,362

	TECHNOLOGY SERVICES - 2.3%
915	Fair Isaac Corporation(a)	1,096,929
3,878	FleetCor Technologies, Inc.(a)	1,124,349
		2,221,278

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 15.4% (Continued)
	TOTAL COMMON STOCKS (Cost $13,057,854)	$ 14,626,006

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.3%
	EQUITY - 84.3%
86,818	Communication Services Select Sector SPDR Fund, N	6,587,750
70	Consumer Discretionary Select Sector SPDR Fund	11,964
37,146	Consumer Staples Select Sector SPDR Fund	2,708,686
322,484	Financial Select Sector SPDR Fund	12,499,480
78,201	Health Care Select Sector SPDR Fund	10,977,856
31,293	Industrial Select Sector SPDR Fund	3,532,667
22,752	Invesco QQQ Trust Series 1	9,486,901
5,981	Real Estate Select Sector SPDR Fund	228,056
28,987	SPDR S&P 500 ETF Trust	13,997,243
49,080	Technology Select Sector SPDR Fund	9,702,134
54,548	VanEck Semiconductor ETF	10,138,837
		79,871,574

	TOTAL EXCHANGE-TRADED FUNDS (Cost $68,422,450)	79,871,574

	TOTAL INVESTMENTS - 99.7% (Cost $81,480,304)	$ 94,497,580
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	239,518
	NET ASSETS - 100.0%	$ 94,737,098

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.